Defiance Daily Target 2X Long HOOD ETF
Schedule of Investments
July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 11.8%
Money Market Funds - 5.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	487,987	$487,987

U.S. Treasury Bills - 6.8%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	672,000	670,387

TOTAL SHORT-TERM INVESTMENTS (Cost $1,158,227)		1,158,374

TOTAL INVESTMENTS - 11.8% (Cost $1,158,227)		$1,158,374
Other Assets in Excess of Liabilities - 88.2%		8,674,584
TOTAL NET ASSETS - 100.0%		$9,832,958

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long HOOD ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 17.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 6.00%	Termination(c)	09/29/2026	$3,202,720	$568,320
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination(c)	09/08/2028	1,663,078	52,939
Robinhood Markets, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(d)	11/15/2027	2,527,898	—
Robinhood Markets, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 7.00%	Termination(d)	03/16/2033	3,289,280	583,680
Robinhood Markets, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Termination(b)	02/02/2029	2,769,920	—
Robinhood Markets, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 8.99%	Termination(e)	01/28/2033	2,943,040	—
Robinhood Markets, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 7.00%	Termination(a)	03/31/2033	3,246,000	512,625
							1,717,564

Net Unrealized Appreciation (Depreciation)							1,717,564

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.